RECEIVABLES - Disclosure of details about currency of receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Currencies Receivable [Line Items]
Receivables	$ 981	$ 7,506
Canadian Dollars [Member]
Trade And Other Current Currencies Receivable [Line Items]
Receivables	158	484
US Dollars [Member]
Trade And Other Current Currencies Receivable [Line Items]
Receivables	453	6,934
Swedish Krona [Member]
Trade And Other Current Currencies Receivable [Line Items]
Receivables	370	72
Other [Member]
Trade And Other Current Currencies Receivable [Line Items]
Receivables	$ 0	$ 16